Exhibit 99.1

USAA Auto Owners Trust 2015-1 Monthly Investor Report Collection Period #	34	Page 1 of 5

Collection Period # Beginning Date	04/01/2018
Collection Period # End Date	04/30/2018
Payment Date	05/15/2018
Record Date	05/14/2018
Determination Date	05/11/2018
Actual / 360 Days	29
30 / 360 Days	30

	Original Pool	Pool at Beginning of Collection Period	Pool at End of Collection Period
Adjusted Pool Balance	$500,000,000.00	$68,834,181.15	$63,658,747.72
Overcollateralization	$3,778,687.33	$3,778,340.15	$3,778,340.15

Pool Balance (net)	$503,778,687.33	$72,612,521.30	$67,437,087.87
Number of Receivables	35,116	9,496	9,012

Weighted Average Coupon	4.11%	3.81%	3.81%
Weighted Average Remaining Maturity	50.00	25.37	24.66

Class	Original Principal Balance	Principal Balance at Beginning of Collection Period	Principal Factor at Beginning of Collection Period	First Allocation of Principal	Second Allocation of Principal	Regular Allocation of Principal	Principal Balance at End of Collection Period	Principal Factor at End of Collection Period
A-1	$155,000,000.00	$—	0.00	$—	$—	$—	$—	0.00
A-2	$140,000,000.00	$—	0.00	$—	$—	$—	$—	0.00
A-3	$122,000,000.00	$—	0.00	$—	$—	$—	$—	0.00
A-4	$74,180,000.00	$60,014,181.15	0.81	$—	$1,397,093.28	$3,778,340.15	$54,838,747.72	0.74
B	$8,820,000.00	$8,820,000.00	1.00	$—	$—	$—	$8,820,000.00	1.00

Total	$500,000,000.00	$68,834,181.15		$—	$1,397,093.28	$3,778,340.15	$63,658,747.72

Credit Enhancement & Investment Earnings

Amount
Overcollateralization

Target Enhancement (TE): 1.50 % of remaining Pool	$1,011,556.32
Original Reserve Amount	$1,259,446.72

Target Overcollateralization (greater of TE less Reserve or 0.75% of original pool)	$-247,890.40
Initial Overcollateralization (0.75% of initial pool)	$3,778,687.33
Overcollateralization Amount as of the End of Collection Period	$3,778,340.15

Reserve Account

Original Reserve Amount (% of Initial Pool Balance)	$1,259,446.72
Beginning of Collection Period Reserve Account Balance	$1,259,446.72
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Investment Earnings on Reserve Account	$1,307.29
Reserve Account Excess Amount	$1,307.29

End of Collection Period Reserve Account Balance	$1,259,446.72
Change in Reserve Account Balance	$0.00

Specified Reserve Account Balance	$1,259,446.72

Investment Earnings

Investment Earnings on Collection Account	$6,226.94
Investment Earnings on Reserve Account	$1,307.29

Total Investment Earnings	$7,534.23

Collections and Available Funds

Amount
Principal Collections	$3,392,342.52
Prepayments in Full	$1,761,693.14
Interest Collections	$234,510.14
Recoveries	$14,723.89
Repurchases	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$1,307.29

Total Available Funds	$5,404,576.98

Distributions	Beginning Shortfall	Calculated Amount	Paid Amount	Ending Shortfall
Servicing Fee	$—	$60,510.43	$60,510.43	$—
Interest - Class A-1 Notes	$—	$—	$—	$—
Interest - Class A-2 Notes	$—	$—	$—	$—
Interest - Class A-3 Notes	$—	$—	$—	$—
Interest - Class A-4 Notes	$—	$77,018.20	$77,018.20	$—
First Allocation of Principal	$—	$—	$—	$—
Interest - Class B Notes	$—	$14,406.00	$14,406.00	$—
Second Allocation of Principal	$—	$1,397,093.28	$1,397,093.28	$—
Deposit to fund Reserve Account	$—	$—	$—	$—
Regular Allocation of Principal	$—	$3,778,340.15	$3,778,340.15	$—
Unpaid Fees and Expenses to Owner Trustee and Indenture Trustee	$—	$—	$—	$—
Unpaid Fees and Expenses to Asset Rep Reviewer	$—	$—	$—	$—
Legal Expenses and Costs Incurred to the Servicer	$—	$—	$—	$—
Remaining Available Funds to Certificate Holders	$—	$77,208.92	$77,208.92	$—

Total Distribution	$—	$5,404,576.98	$5,404,576.98	$—

Class	Interest Rate	Interest Payment	Principal Payment	Total Interest & Principal Payment
Class A-1 Notes	0.38%	$0.00	$0.00	$0.00
Class A-2 Notes	0.82%	$0.00	$0.00	$0.00
Class A-3 Notes	1.20%	$0.00	$0.00	$0.00
Class A-4 Notes	1.54%	$77,018.20	$5,175,433.43	$5,252,451.63
Class B Notes	1.96%	$14,406.00	$0.00	$14,406.00

Total		$91,424.20	$5,175,433.43	$5,266,857.63

Delinquency and Charge-Offs

Receivables Delinquency Information	Current Period	One Period Prior	Two Periods Prior	Three Periods Prior
Delinquency $ of Accounts
30-59 days	$237,220.03	$249,241.16	$246,514.95	$465,547.03
60-89 days	$58,335.27	$41,325.13	$46,531.18	$107,629.94
90-119 days	$—	$6,306.63	$24,538.91	$34,643.26
119+	$—	$—	$—	$—

Total	$295,555.30	$296,872.92	$317,585.04	$607,820.23

Delinquency # of Accounts
30-59 days	31	30	30	57
60-89 days	7	4	5	10
90-119 days	—	1	3	6
119+	—	—	—	—

Total	38	35	38	73

Delinquency % of Pool Balance
30-59 days	0.35%	0.34%	0.31%	0.55%
60-89 days	0.09%	0.06%	0.06%	0.13%
90-119 days	—%	0.01%	0.03%	0.04%
119+	—%	—%	—%	—%

Total	0.44%	0.41%	0.40%	0.71%

Delinquency >= 60 Days ($)	$58,335.27	$47,631.76	$71,070.09	$142,273.20
Number of Accounts	7	5	8	16
Percentage of Pool Balance	0.09%	0.07%	0.09%	0.17%

Receivables Default / Loss Information	Current Period	One Period Prior	Two Periods Prior	Three Periods Prior
Principal Balance of Defaulted Receivables	$21,397.77	$25,389.71	$46,419.67	$42,193.30
Principal Recoveries	$14,723.89	$5,947.35	$29,643.70	$28,624.53
Average Principal Pool Balance for Collection Period	$70,024,804.59	$75,705,857.31	$81,930,187.89	$88,452,257.97
Net Loss Ratio (Based on initial Cut-Off Date balance)	0.00%	0.00%	0.00%	0.00%
Cumulative Net Loss Ratio (Based on initial Cut-Off Date balance)	0.31%	0.30%	0.30%	0.30%
Net Loss Ratio to Average Principal Pool Balance	0.01%	0.03%	0.02%	0.02%
4-Mo Average Net Loss Ratio to Average Principal Pool Balance	0.02%	0.00%	0.05%	0.03%
Number of Receivables with a Realized Loss	4	4	9	9
Average Net Loss for Receivables that have experienced a Realized Loss	$1,668.47	$4,860.59	$1,864.00	$1,507.64

Loan Loss Experience	Current Period	One Period Prior	Two Periods Prior	Three Periods Prior
Number of Gross Charge-Offs	4	4	9	9
Gross Charge-Offs as a $ amount of EOP Outstandings	$21,397.77	$25,389.71	$46,419.67	$42,193.30
Gross Charge-Offs as a % of EOP Outstandings	0.03%	0.03%	0.06%	0.05%
Gross Charge-Offs as a % of Average Outstanding	0.03%	0.03%	0.06%	0.05%
Recoveries as a $ amount of EOP Outstandings	$14,723.89	$5,947.35	$29,643.70	$28,624.53
Net Charge-Offs as a $ amount of EOP Outstanding	$6,673.88	$19,442.36	$16,775.97	$13,568.77
Net Charge-Offs as a % of EOP Outstandings	0.01%	0.03%	0.02%	0.02%
Net Charge-Offs as a % of Average Outstandings	0.01%	0.03%	0.02%	0.02%